Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred rent	$ 1,891	$ 1,878
Deferred purchase consideration	15,187	1,840
Contingent purchase consideration	13,630
Retirement benefit plan	932
Non-current capital lease obligation	136
Other	198	357
Total other non-current liabilities	$ 31,974	$ 4,075